Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Reconciliation between Statutory and Effective Tax Rates	The reconciliation between the statutory and the effective tax rates is provided as follows:

Year ended December 31 (millions of dollars)	2022	2021
Income before income tax expense	1,355	1,159
Income tax expense at statutory rate of 26.5% (2021 - 26.5%)	359	307

Increase (decrease) resulting from:
Net temporary differences recoverable in future rates charged to customers:
Impact of DTA Implementation Decision[1]	96	9
Capital cost allowance in excess of depreciation and amortization	(90)	(81)
Overheads capitalized for accounting but deducted for tax purposes	(35)	(22)
Interest capitalized for accounting but deducted for tax purposes	(17)	(16)
Pension and post-retirement benefit contributions in excess of pension expense	(11)	(9)
Environmental expenditures	(9)	(8)
Other	—	(1)
Net temporary differences attributable to regulated business	(66)	(128)
Net permanent differences	(3)	—
Total income tax expense	290	179

Effective income tax rate	21.4%	15.4%
[1] Pursuant to the DTA Implementation Decision, the impact represents the amounts recovered from ratepayers in respect of tax deductions previously shared with the ratepayers. See Note 12 - Regulatory Assets and Liabilities.
Major Components of Income Tax Expense
The major components of income tax expense are as follows:

Year ended December 31 (millions of dollars)	2022	2021
Current income tax expense	36	30
Deferred income tax expense	254	149
Total income tax expense	290	179

Schedule of Deferred Income Tax Assets and Liabilities	December 31, 2022 and 2021, deferred income tax assets and liabilities consisted of the following:

As at December 31 (millions of dollars)	2022	2021
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	503	655
Pension obligations	—	257
Regulatory assets and liabilities	301	—
Non-capital losses	188	213
Non-depreciable capital property	273	273
Tax credit carryforwards	181	147
Investment in subsidiaries	102	99
Environmental expenditures	34	44
	1,582	1,688
Less: valuation allowance	(381)	(378)
Total deferred income tax assets	1,201	1,310

Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	1,776	1,354
Pension assets	129
Regulatory assets and liabilities	—	308
Other	5	5
Total deferred income tax liabilities	1,910	1,667

Net deferred income tax liabilities	(709)	(357)

Major Categories of Net Deferred Income Tax Assets
The net deferred income tax liabilities are presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2022	2021
Long-term:
Deferred income tax assets	4	10
Deferred income tax liabilities	(713)	(367)
Net deferred income tax liabilities	(709)	(357)

Non Capital Losses Carried Forward to Reduce Future Period Taxable Income	As of December 31, 2022 and 2021, the Company had non-capital losses carried forward available to reduce future years’ taxable income, which expire as follows:

Year of expiry (millions of dollars)	2022	2021
2035	—	—
2036	136	481
2037	175	121
2038	140	5
2039	213	183
2040	3	2
2041	5	8
2042	17	—
Total losses	689	800